SHARE-BASED COMPENSATION - Option outstanding (Details)	12 Months Ended
Jun. 30, 2023 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding Options, Number (in shares)	4,444
Exercisable Options, Average Remaining Contractual life (years)	2 months 15 days
Stock option one [Member]
SHARE-BASED COMPENSATION
Outstanding Options, Average Exercise Price | $ / shares	$ 148.50
Outstanding Options, Number (in shares)	4,444
Outstanding Options, Average Remaining Contractual life (Years)	1 year 7 months 2 days
Exercisable Options, Average Exercise Price | $ / shares	$ 148.50
Exercisable Options, Number (in shares)	4,444
Exercisable Options, Average Remaining Contractual life (years)	1 year 7 months 2 days